Employee benefits - Summary of provision (Detail) - AUD ($)	Dec. 31, 2024	Jun. 30, 2024
Disclosure of defined benefit plans [abstract]
Annual leave	$ 374,385	$ 364,933
Superannuation payable	4,456
Employee benefits	378,841	364,933
Long service leave	35,800	35,219
Provisions for employee benefits	$ 414,641	$ 400,152